Consolidated Classified Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 630,438	$ 514,669
Other current financial assets	366,979	289,189
Other current non-financial assets	26,883	30,273
Trade and other receivables, current	446,875	368,761
Trade receivables due from related parties, current	59,132	82,259
Current inventories	902,074	993,072
Current tax assets	32,291	51,632
Current assets other than those classified as held for sale or disposal	2,464,672	2,329,855
Non-current assets or groups of assets classified as held for sale	1,589	2,056
Total current assets	2,466,261	2,331,911
Non-current assets
Other non-current financial assets	42,879	14,099
Other non-current non-financial assets	19,262	24,690
Trade receivables, non-current	1,912	1,840
Investments classified using the equity method of accounting	146,425	133,140
Intangible assets other than goodwill	105,948	109,439
Goodwill	44,177	37,972
Property, plant and equipment	1,437,193	1,532,710
Tax assets, non-current	32,179	32,179
Total non-current assets	1,829,975	1,886,069
Total assets	4,296,236	4,217,980
Current liabilities
Other current financial liabilities	220,328	179,144
Trade and other payables, current	196,280	200,496
Trade payables due to related parties, current	1,365	7
Other current provisions	63,445	41,912
Current tax liabilities	75,402	75,872
Provisions for employee benefits, current	22,421	20,998
Other current liabilities	168,804	61,920
Total current liabilities	748,045	580,349
Non-current liabilities
Other non-current financial liabilities	1,031,507	1,093,438
Other non-current provisions	30,001	8,934
Deferred tax liabilities	205,283	205,455
Provisions for employee benefits, non-current	33,932	22,532
Total non-current liabilities	1,300,723	1,330,359
Total liabilities	2,048,768	1,910,708
Equity
Share capital	477,386	477,386
Retained earnings	1,724,784	1,781,576
Other reserves	(14,349)	(12,888)
Equity attributable to owners of the Parent	2,187,821	2,246,074
Non-controlling interests	59,647	61,198
Total equity	2,247,468	2,307,272
Total liabilities and equity	$ 4,296,236	$ 4,217,980